Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue
Bitcoin mining revenue	$ 75,509	$ 59,037	$ 7,898
Other income	3,137	12	590
Gain/(loss) on disposal of subsidiaries	3,258	0	0
Expenses
Depreciation	(30,856)	(7,741)	(1,252)
Electricity charges	(35,753)	(10,978)	(2,654)
Employee benefits expense	(17,897)	(7,448)	(2,221)
Share-based payments expense	(14,356)	(13,896)	(805)
Impairment of assets	(105,172)	(167)	(432)
Professional fees	(6,271)	(6,807)	(980)
Gain/(loss) on disposal of property, plant and equipment	(6,628)	0	(202)
Other operating expenses	(18,822)	(11,705)	(466)
Operating profit/(loss)	(153,851)	307	(524)
Finance expense	(16,363)	(425,441)	(61,175)
Interest income	924	79	6
Foreign exchange gain/(loss)	(191)	8,009	2,542
Loss before income tax expense	(169,481)	(417,046)	(59,151)
Income tax expense	(2,390)	(2,724)	(1,239)
Loss after income tax expense for the year	(171,871)	(419,770)	(60,390)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(13,641)	(23,553)	1,313
Other comprehensive income/(loss) for the year, net of tax	(13,641)	(23,553)	1,313
Total comprehensive loss for the year	$ (185,512)	$ (443,323)	$ (59,077)
Basic earnings per share (in dollars per share)	$ (3.1377)	$ (10.253)	$ (2.9274)
Diluted earnings per share (in dollars per share)	$ (3.1377)	$ (10.253)	$ (2.9274)